Cost of Revenues - Schedule of Cost of Sales and Gross Profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Sales and Gross Profit [Line Items]
Cost of goods sold	$ 225	$ 800	$ 683
Purchased goods [Member]
Schedule of Cost of Sales and Gross Profit [Line Items]
Cost of goods sold	225	798	672
Freight [Member]
Schedule of Cost of Sales and Gross Profit [Line Items]
Cost of goods sold		$ 2	$ 11